Condensed Financial Information of the Parent Company Only - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 5,183	$ 4,960	$ 3,282	$ 868	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 14,293	$ 16,114	$ 10,714
Adjustments to reconcile net income to net cash provided by operating activities:
Other, net									(866)	(290)	(186)
Net cash provided by operating activities									20,151	19,091	16,302
Cash flows from investing activities:
Net cash provided by investing activities									(138,695)	16,558	(78,574)
Cash flows from financing activities:
Cash dividends paid - common stock									(3,030)	(2,684)	(1,993)
Issuance of stock under equity compensation plan											135
Purchase of treasury stock									(906)		(179)
Net cash used in financing activities									220,786	389	41,477
Net increase (decrease) in cash and due from banks									102,242	36,038	(20,795)
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income									14,293	16,114	10,714
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries									(12,690)	(11,879)	(9,512)
Decrease (Increase) in deferred tax asset									432	(319)	370
Other, net									1,031	10	(116)
Net cash provided by operating activities									3,066	3,926	1,456
Cash flows from investing activities:
Decrease in investment in subsidiaries, net									307		500
Net cash provided by investing activities									307		500
Cash flows from financing activities:
Cash dividends paid - common stock									(3,030)	(2,684)	(1,993)
Issuance of stock under equity compensation plan											135
Purchase of treasury stock									(906)		(179)
Net cash used in financing activities									(3,936)	(2,684)	(2,037)
Net increase (decrease) in cash and due from banks									(563)	1,242	(81)
Cash and cash equivalents, beginning of year				$ 2,576				$ 1,334	2,576	1,334	1,415
Cash and cash equivalents, end of year	$ 2,013				$ 2,576				$ 2,013	$ 2,576	$ 1,334